UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Smart Portfolios, LLC.
Address:	17865 Ballinger Way NE
		Seattle, Washingtton 98155

13F File Number: 028-14414

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Ron Thompson
Title:	Chief Compliance Officer
Phone:	206-686-4840
Signature, Place and Date of Signing:

	Ron Thompson	 Seattle, Washington	December 31, 2012

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	33
Form 13F Information Table Value Total:	$119792

List of Other Included Managers:


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Form 13F Information Table

                                                                             InvestmenOther   Voting Authority
Description                      Title OfCUSIP      Value (x$1SharesSH/PPut/C Discreti ManagerSole Shared None
Consumer Staples Select Sect. SETF     81369Y30        234    7SH       Sole                      0    7   0
Health Care SPDR (ETF)         ETF     81369Y20       3094   78SH       Sole                     37   36   4
PowerShares DB Precious Metals ETF     73936B20        236    4SH       Sole                      0    4   0
PowerShares Preferred PortfolioETF     73936T56        645   44SH       Sole                      0   43   0
PowerShares QQQ Trust, Series 1ETF     73936T47       3067   48SH       Sole                     23   22   3
RevenueShares Large Cap Fund (EETF     76139610        576   22SH       Sole                      0   21   0
SPDR DJ Global Titans (ETF)    ETF     78464A70        350    6SH       Sole                      0    6   0
SPDR Gold Trust (ETF)          ETF     78463V10       3278   20SH       Sole                      5   15   1
United States Oil Fund LP (ETF)ETF     91232N10       3051   92SH       Sole                     45   42   5
Utilities SPDR (ETF)           ETF     81369Y88       3472   99SH       Sole                     42   52   5
iShares Barclays 20+ Yr Treas.BETF     46428743       7087   58SH       Sole                      0   58   0
iShares Cohen & Steers Realty METF     46428756       9698  123SH       Sole                     19  102   2
iShares Dow Jones US HealthcareETF     46428776        333    4SH       Sole                      0    4   0
iShares Dow Jones US Real EstatETF     46428773       6638  103SH       Sole                      0  102   1
iShares Dow Jones US Telecom (EETF     46428771       2918  121SH       Sole                     56   58   7
iShares Dow Jones US Utilities ETF     46428769       3465   40SH       Sole                     17   21   2
iShares FTSE/Xinhua China 25 InETF     46428718       2143   53SH       Sole                     25   25   3
iShares Gold Trust(ETF)        ETF     46428510       6623  407SH       Sole                      0  407   0
iShares IBoxx $ Invest Grade CoETF     46428724       2104   17SH       Sole                      0   17   0
iShares JPMorgan USD Emer Mkt BETF     46428828       6554   53SH       Sole                      0   53   0
iShares Lehman 1-3 Year Treas.BETF     46428745       1295   15SH       Sole                      0   15   0
iShares Lehman Aggregate Bond (ETF     46428722       6561   59SH       Sole                      0   59   0
iShares MSCI Australia Index FuETF     46428610       3084  124SH       Sole                     60   58   7
iShares MSCI Brazil Index (ETF)ETF     46428640       2605   47SH       Sole                     22   22   3
iShares MSCI EAFE Index Fund (EETF     46428746       3840   67SH       Sole                     26   38   3
iShares MSCI Pacific ex-Japan IETF     46428666       6650  141SH       Sole                      0  141   0
iShares MSCI Singapore Index FuETF     46428667       3664  268SH       Sole                      0  268   0
iShares NASDAQ Biotechnology InETF     46428755       6633   48SH       Sole                      0   48   0
iShares Russell 2000 Value IndeETF     46428763       3148   42SH       Sole                     20   20   2
iShares Russell Midcap Growth IETF     46428748       3106   50SH       Sole                     24   24   3
iShares Russell Midcap Value InETF     46428747       8626  172SH       Sole                     29  139   3
iShares S&P 500 Growth Index (EETF     46428730       3684   49SH       Sole                      0   49   0
iShares S&P Latin America 40 InETF     46428739       1330   30SH       Sole                     14   15   2
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